Shareholder Report, Holdings (Details) - Wireless Fund	Sep. 30, 2025
Semiconductors & Related Devices
Holdings [Line Items]
Percent of Net Asset Value	31.45%
Services - Computer Programming, Data Processing, Etc.
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Services - Prepackaged Software
Holdings [Line Items]
Percent of Net Asset Value	16.49%
Radio & TV Broadcasting & Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.23%
Electronic Computers
Holdings [Line Items]
Percent of Net Asset Value	7.54%
Optical Instruments & Lenses
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Radio Telephone Communications
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Special Industry Machinery, NEC
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Services - Business Services, NEC
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Computer Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.57%
NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	21.16%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Alphabet Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	10.56%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.93%
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.73%
KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Meta Platforms, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.22%
AppLovin Corporation - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.12%
QUALCOMM Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.74%